Note 16 - Regulatory Matters/Supervisory Agreements and IMCR (Details) - Capital Requirements under Banking Regulations (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Capital Requirements under Banking Regulations [Abstract]
Tier I or core capital actual amount	$ 66,976		$ 77,848
Tier I or core capital actual percent of assets	11.76%	[1]	12.22%	[1]
Tier I or core capital amount required to be adequately capitalized	22,775		25,478
Tier I or core capital percent of assets required to be adequately capitalized	4.00%	[1]	4.00%	[1]
Tier I or core capital amount of excess capital	44,201		52,370
Tier I or core capital excess capital percent of assets	7.76%	[1]	8.22%	[1]
Tier I or core capital amount required to be well capitalized under prompt corrective action provisions	28,469		31,847
Tier I or core capital percent of assets required to be well capitalized under prompt corrective action provisions	5.00%	[1]	5.00%	[1]
Tier I risk-based capital- actual amount	66,976		77,848
Tier I risk-based capital- percent of assets	17.21%	[1]	19.51%	[1]
Tier I risk-based capital- required fo be adequately capitalized	15,562		15,963
Tier I risk-based capital- percent required to be adequently capitalized	4.00%	[1]	4.00%	[1]
Tier I risk-based capital- excess capital amount	51,414		61,885
Tier I risk-based capital- percent of excess capital amount	13.21%	[1]	15.51%	[1]
Tier I risk-based capital- to be well capitalized amount	23,343		23,944
Tier I risk-based capital- to be well capitalized percent	6.00%	[1]	6.00%	[1]
Risk-based capital to risk-weighted assets actual amount	71,882		82,916	[1]
Risk-based capital to risk-weighted assets ercent of assets	18.48%	[1]	20.78%	[1]
Risk-based capital to risk-weighted assets equired fo be adequately capitalized	31,125		31,926	[1]
Risk-based capital to risk-weighted assets percent required to be adequently capitalized	8.00%	[1]	8.00%	[1]
Risk-based capital to risk-weighted assets excess capital amount	40,757		50,990
Risk-based capital to risk-weighted assets percent of excess capital amount	10.48%	[1]	12.78%	[1]
Risk-based capital to risk-weighted assets to be well capitalized amount	$ 38,906		$ 39,907
Risk-based capital to risk-weighted assets to be well capitalized percent	10.00%	[1]	10.00%	[1]

[1]	Based upon the Bank's adjusted total assets for the purpose of the Tier I or core capital ratios and risk-weighted assets for the purpose of the risk-based capital ratio.